Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
A summary of the changes in accumulated other comprehensive income (loss) by component for the dates indicated is as follows:

	Year ended December 31, 2013
	Gains (Losses) on Cash Flow Hedges	Unrealized Gains (Losses) on Available- for-Sale Securities	Total
	(Dollars in thousands)
Beginning balance	$(1,309)	$3,673	$2,364
Other comprehensive income (loss) before reclassification	529	(4,257)	(3,728)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(474)	(474)
Net current period other comprehensive income (loss)	529	(4,731)	(4,202)
Ending balance	$(780)	$(1,058)	$(1,838)

Reclassification out of Accumulated Other Comprehensive Income (Loss)
A summary of the reclassifications out of accumulated other comprehensive income (loss) for the date indicated is as follows:

Year ended December 31, 2013
Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Statement Where Net Income is Presented
(Dollars in thousands)
Unrealized gains and losses on available-for-sale securities:
	$718	Net gains on securities
	718	Total before tax
	(244)	Income tax (expense) benefit
	$474	Net of tax